Organization (Details Narrative 1) - USD ($)	Jun. 26, 2017	Apr. 14, 2016	Mar. 10, 2016	Apr. 30, 2016
The Research Foundation for the State University of New York ("RF-SUNY") [Member] | Definitive Asset Purchase Agreement and Definitive Real Property Purchase Agreement [Member]
Description of acquired entity	the semiconductor manufacturing tools
Purchase price	$ 1,000,000
Fuller Road Management Corporation ("FRMC") [Member] | Definitive Asset Purchase Agreement and Definitive Real Property Purchase Agreement [Member]
Description of acquired entity	the 120,000-square foot facility and including 57 acres of real estate
Purchase price	$ 1,750,000
Fuller Road Management Corporation ("FRMC") [Member] | Definitive Real Property Purchase Agreement [Member]
Description of agreement	If the Company sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions.
Description of penalty	The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”).
Private placement offering (the "March 2016 Offering") [Member]
Number of common shares sold			494,125
Purchase price (in dollars per share)			$ 1.60
Gross proceeds from offering			$ 790,600
Legal expenses			$ 20,913
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common shares sold		1,741,185
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 2,785,896
Legal expenses		$ 223,000
Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Percent of cash commission from gross proceeds		8.00%
Percent of shares received of common shares sold		10.00%
Warrant term		5 years
Exercise price		$ 1.60		$ 1.60